Investments in associates and joint ventures	6 Months Ended
Jun. 30, 2021
Investments in associates and joint ventures
Investments in associates and joint ventures

12.    Investments in associates and joint ventures

12.1   Composition and movements

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Joint ventures
Equion Energía Limited	1,780,068	1,642,735
Offshore International Group (1)	—	613,258
Ecodiesel Colombia S.A.	48,253	51,672
	1,828,321	2,307,665
Less impairment:
Equion Energía Limited	(314,460)	(314,460)
Offshore International Group (1)	—	(609,826)
	1,513,861	1,383,379
Associates
Gases del Caribe S.A. E.S.P.	1,524,380	1,512,629
Gas Natural del Oriente S.A. E.S.P.	139,502	143,893
Gases de la Guajira S.A. E.S.P.	69,748	69,518
E2 Energía Eficiente S.A. E.S.P.	34,761	35,614
Extrucol S.A.	26,076	26,996
Serviport S.A.	8,541	8,541
Sociedad Portuaria Olefinas	3,288	2,599
	1,806,296	1,799,790
Less impairment: Serviport S.A.	(8,541)	(8,541)
	1,797,755	1,791,249
	3,311,616	3,174,628

(1)	On January 19, 2021, by signing the share purchase agreement with one of the subsidiaries of De Jong Capital LLC., as the buyer, Ecopetrol formalized the disposal of the entire participation in the equity in Offshore International Group (OIG), in which it had a participation of 50%. This operation generated the following impacts on the results of the period: profit from the sale of assets for COP$4,923 and the realization of other comprehensive income for COP$361,728 (Note 26).

Movement of investments in associates and joint ventures for the period ended June 30, 2021:

	Associates	Joint ventures	Total
Balance as of December 31, 2020	1,791,249	1,383,379	3,174,628
Equity method recognized in:
Profit or loss	90,317	24,919	115,236
Share of other comprehensive income	488	124,044	124,532
Dividends declared	(84,299)	(15,000)	(99,299)
Transfers	—	(3,481)	(3,481)
Balance as of June 30, 2021 (Unaudited)	1,797,755	1,513,861	3,311,616

	Associates	Joint ventures	Total
Balance as of December 31, 2019	1,826,757	1,418,315	3,245,072
Equity method recognized in:
Profit or loss	114,779	(38,443)	76,336
Share of other comprehensive income	(2,923)	—	(2,923)
Dividends declared	(148,665)	(9,017)	(157,682)
Impairment reversal (loss)	2,529	(69,041)	(66,512)
Foreign currency translation	(1,228)	81,565	80,337
Balance as of December 31, 2020	1,791,249	1,383,379	3,174,628